Document and Entity Information (USD $)	9 Months Ended
Aug. 31, 2012
Document and Entity Information:
Entity Registrant Name	Kolasco Corp
Document Type	10-Q
Document Period End Date	Aug 31, 2012
Amendment Flag	false
Entity Central Index Key	0001542261
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	2,000,000
Entity Public Float	$ 1,600,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

KOLASCO CORP.- CONDENSED BALANCE SHEETS (A Development Stage Company) (USD $)	Nov. 30, 2012		Aug. 31, 2012
Current Assets
Cash and cash equivalents	$ 21,414		$ 7,199
Property and equipment, net	1,025		768
Total Assets	22,439		7,967
Liabilities
Loan from shareholder	973		973
Total Liabilities	973		973
Stockholders Equity (Deficit)
Common stock	3,600	[1]	3,600	[1]
Additional paid in capital	18,400		18,400
Deficit accumulated during the development stage	(534)		(15,006)
Total Stockholders Equity (Deficit)	21,466		6,994
Total Liabilities and Stockholders Equity (Deficit)	$ 22,439		$ 7,967

[1]	Common stock, par value $0.001; 75,000,000 shares authorized, 3,600,000 shares issued and outstanding

KOLASCO CORP.-CONDENSED STATEMENTS OF OPERATIONS (unaudited) (USD $)	3 Months Ended		9 Months Ended		20 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
REVENUES	$ 0	$ 0	$ 0	$ 0	$ 800
OPERATING EXPENSES
Professional fees	8,169		13,550		13,550
General and administrative expenses	51	307	14,472	1,093	15,806
TOTAL OPERATING EXPENSES	8,305	307	14,472	1,093	15,806
LOSS FROM OPERATIONS	(8,305)	(307)	(14,472)	(1,093)	(15,006)
PROVISION FOR INCOME TAXES	0	0	0	0	0
NET LOSS	$ (8,305)	$ (307)	$ (14,472)	$ (1,093)	$ (15,006)
NET LOSS PER SHARE: BASIC AND DILUTED	$ 0		$ 0
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	3,600,000		3,600,000

KOLASCO CORP.- CONDENSED STATEMENTS OF CASH FLOWS (unaudited) (USD $)	9 Months Ended		20 Months Ended
	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation Expense	$ 257	$ 0	$ 257
Changes in assets and liabilities:
Net Cash Used in Operating Activities	(14,215)	(1,093)	(14,749)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	0	1,025
Net Cash Used in Investing Activities	0	0	1,025
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sale of common stock	0	15,600	22,000
Loans from shareholder	0	973	973
Net Cash Provided by Financing Activities		16,573	22,973
Net Increase (Decrease) in Cash	(14,215)	15,480	7,199
Cash, beginning of period	21,414	0	0
Cash, end of period	7,199	15,480	7,199
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	0	0
Income taxes paid	$ 0	$ 0

Note 1 - Organization and Nature of Business	9 Months Ended
Aug. 31, 2012
Notes
Note 1 - Organization and Nature of Business

NOTE 1 – ORGANIZATION AND NATURE OF BUSINESS

Kolasco Corp. (the "Company" or “Kolasco”) was incorporated under the laws of the State of Nevada on December 28, 2010.  We are a development stage company. We are in the business of translation as well as interpretation. The company meets challenge of most demanding translation/interpretation project for various fields from business, economics, to science issues. All operating projects are customer tailored with four working languages: English, Spanish, Russian, and Ukrainian.

Note 2 - Condensed Financial Statements	9 Months Ended
Aug. 31, 2012
Notes
Note 2 - Condensed Financial Statements

NOTE 2 - CONDENSED FINANCIAL STATEMENTS

The accompanying financial statements have been prepared by the Company without audit.  In the opinion of management, all adjustments (which include only normal recurring adjustments) necessary to present fairly the financial position, results of operations and cash flows at August 31, 2012 and for all periods presented have been made.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. It is suggested that these condensed financial statements be read in conjunction with the financial statements and notes thereto included in the Company’s November 30, 2011 audited financial statements.  The results of operations for the periods ended August 31, 2012 and 2011 are not necessarily indicative of the operating results for the full years.

Note 3 - Going Concern	9 Months Ended
Aug. 31, 2012
Notes
Note 3 - Going Concern

NOTE 3 – GOING CONCERN

The accompanying financial statements have been prepared in conformity with generally accepted accounting principle, which conteplates continuation of the Company as a going concern.  However, the Company had $800 revenues as of November 30, 2011.  The Company currently has limited working capital, and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital to fund operating expenses The Company intends to position itself so that it August be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.

Note 4 - Summary of Signifcant Accounting Policies	9 Months Ended
Aug. 31, 2012
Notes
Note 4 - Summary of Signifcant Accounting Policies

NOTE 4 – SUMMARY OF SIGNIFCANT ACCOUNTING POLICIES

Development Stage Company

The accompanying financial statements have been prepared in accordance with generally accepted accounting principles related to development stage companies. A development-stage company is one in which planned principal operations have not commenced or if its operations have commenced, there has been no significant revenues there from.

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America and are presented in US dollars.

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting).  The Company has adopted a November 30 fiscal year end.

Cash and Cash Equivalents

The Company considers all highly liquid investments with the original maturities of three months or less to be cash equivalents. The Company had $21,414 of cash as of November 30, 2011 and $7,199 of cash as of August 31, 2012.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents and amounts due to shareholder. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income Taxes

Income taxes are computed using the asset and liability method.  Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws.  A valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue Recognition

The Company recognizes revenue when products are fully delivered or services have been provided and collection is reasonably assured. The Company did not recognize any revenue as of August 31, 2012.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. There are no such common stock equivalents outstanding as of August 31, 2012.

Recent Accounting Pronouncements

Kolasco Corp. does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.

Jobs Act Provisions

We have elected to maintain our status as an emerging growth company and take advantage of the JOBS Act provisions. This election allows us to delay the adoption of new or revised accounting standards that have different effective dates for public and private companies until those standards apply to private companies. As a result of this election, our financial statements August not be comparable to companies that comply with public company effective dates.

Note 5 - Related Party Payables	9 Months Ended
Aug. 31, 2012
Notes
Note 5 - Related Party Payables

NOTE 5 – RELATED PARTY PAYABLES

During the fiscal year ended November 30, 2011, a shareholder loaned $973 to fund Company operations.  No additional funds were loaned to the Company during the nine months ended August 31, 2012, leaving an ending balance in related party payables of $973.  The loan is unsecured, non-interest bearing and is due on demand.

Note 6 - Common Stock	9 Months Ended
Aug. 31, 2012
Notes
Note 6 - Common Stock

 NOTE 6 – COMMON STOCK

The Company is authorized to issue 75,000,000 shares of $0.001 par value common stock.  As of August 31, 2012 and November 30, 2011, there were 3,600,000 shares of common stock issued and outstanding.

During the fiscal year end November 30, 2011, the Company issued 3,600,000 shares of common stock at an average of $0.006 per share for total cash proceeds of $22,000.

Note 7 - Subsequent Events	9 Months Ended
Aug. 31, 2012
Notes
Note 7 - Subsequent Events

NOTE 7 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) the Company has analyzed its operations subsequent to August 31, 2012 through to November 30, 2012, the date this report was issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.